Net Loss Per Share or Unit - Basic And Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss from continuing operations attributable to System1, Inc., Basic (in dollars per share)		$ (3.19)	$ (0.94)
Net loss from continuing operations attributable to System1, Inc., Diluted (in dollars per share)		(3.19)	(0.94)
Net loss from discontinued operations, net of tax attributable to System1, Inc., Basic (in dollars per share)		(0.51)	(1.54)
Net loss from discontinued operations, net of tax attributable to System1, Inc., Diluted (in dollars per share)		(0.51)	(1.54)
Basic net loss per share (in dollars per share)		(3.70)	(2.48)
Diluted net loss per share (in dollars per share)		$ (3.70)	$ (2.48)
Numerator:
Net loss from continuing operations attributable to System1, Inc.	$ (37,061)	$ (284,522)	$ (85,727)
Net loss from discontinued operations, net of tax attributable to System1, Inc.	0	(45,870)	(141,494)
Net loss attributable to System1, Inc.	$ (37,061)	$ (330,392)	$ (227,221)
Denominator:
Weighted average number of shares outstanding - basic (in shares)		89,310	91,454
Weighted average number of shares outstanding - diluted (in shares)		89,310	91,454
Basic net loss per unit (in dollars per share)	$ (1.81)
Diluted net loss per unit (in dollars per share)	$ (1.81)
Weighted-average membership units outstanding - basic (in shares)	20,488
Weighted-average membership units outstanding - diluted (in shares)	20,488